Unaudited Condensed Consolidated Statements of Comprehensive Income (Parentheticals) - CNY (¥)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Income Statement [Abstract]
Net of increase in guaranteed recoverable assets	¥ 544,712,308	¥ 285,613,359